Memorandum accounts - Contingent commitments (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Contingent commitments
Contingent commitments	$ 216,574		$ 238,273
Provisions	9,104		6,800	$ 6,730	$ 7,202
Provisions for off-balance sheet risk
Contingent commitments
Provisions	1,075	$ 852	852	$ 1,032	$ 874
Available lines of credit cards and non-revolving consumer loans
Contingent commitments
Contingent commitments	136,405		144,006
Guarantees, documentary credits and loan commitments of commercial and public-sector loans
Contingent commitments
Contingent commitments	79,950		94,014
Guarantees, documentary credits and loan commitments of commercial loans (SMEs)
Contingent commitments
Contingent commitments	$ 219		$ 253